REVENUE	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
REVENUE
4.	REVENUE

a.	Break-down of revenue

	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

Energy saving services income
- Hong Kong	4,725,651	1,842,208

Consultancy fee income
- Hong Kong	-	3,000,000

Construction income
- Hong Kong	7,034,998	-

Total	11,760,649	4,842,208

Energy saving services income

As at April 21, 2017, the Group entered into a performance agreement for energy savings project by using Phase Change Material Thermal Energy Storage System together with Ultra-High Efficiency Boca Hybrid Power Chiller Plant.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)

4.	REVENUE - continued

a.	Break-down of revenue - continued

Consultancy fee income

On May 13, 2024, the Group entered into a consultancy agreement for research and development and provide solution to repurpose second-hand EV batteries for commercial energy storage applications. During the six months ended September 30, 2024, the Group completed the consultancy services of completion of the first Prototype, the details accounting policies relating to revenue are set out in Note 3.

Construction income

The Group entered into three construction agreements for the installation of MVAC system and installation of Ultra High Efficiency Chiller Plant System. Such services are recognised as a performance obligation satisfied over time. Revenue is recognised for these installation services based on these performance obligations under IFRS 15.

In the installation of MVAC system, the Group is not able to reasonably measure the outcome of a performance obligation, but the Group expects to recover the costs incurred in satisfying the performance obligation. In those circumstances, the Group shall recognise revenue only to the extent of the costs incurred until such time that it can reasonably measure the outcome of the performance obligation.

As of September 30, 2025 and 2024, contracted but not yet recognised revenue of construction income was HK$18,865,906 and HK$13,519,000 respectively. The management expects that the revenue will be recognised within one year.

The detailed accounting policies and estimated relating to revenue are set out in Note 3.

The Group allows a credit period of 30 to 90 days to its trade customers.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)

4.	REVENUE - continued

b.	Major customers

The revenue from major customers individually contributed over 10% of total revenue of the Group for the six months ended September 30, 2025 and 2024 is as follows:

	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

HAECO	4,725,651	1,842,208
SOAR Equipment Rental Company Limited	-	3,000,000
Macau University of Science and Technology Foundation - University Hospital	6,300,000	-